Derivative Liabilities and Collateral Pledged (Details) (USD $)	Dec. 31, 2013		Dec. 31, 2012
line items
Gross amounts of recognized liabilities	$ 154,280,000		$ 202,269,000
Derivative Liabilities not subject to master netting agreements	7,300,000		4,700,000
Subject to Master Netting Agreements
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Gross amounts of recognized liabilities	147,021,000	[1]	197,574,000	[1]
Gross amounts offset in the Statement of Condition	0		0
Net amounts of liabilities presented in the Statement of Condition	147,021,000	[1],[2]	197,574,000	[1],[2]
Derivative assets available for offset	(68,216,000)		(24,328,000)
Collateral pledged	(59,999,000)		(169,218,000)
Net amount	18,806,000		4,028,000
Interest Rate Contract [Member] | Subject to Master Netting Agreements
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Gross amounts of recognized liabilities	147,021,000		197,500,000
Net amounts of liabilities presented in the Statement of Condition	$ 147,021,000		$ 197,500,000

[1]	2013 is comprised entirely of interest rate derivative contracts. 2012 includes $197.5 million of interest rate derivative contracts.
[2]	Included in Derivative Liabilities on the Consolidated Statements of Condition. As of December 31, 2013 and 2012, $7.3 million and $4.7 million, respectively, of derivative liabilities (primarily capital markets forward contracts) have been excluded from these tables because they are generally not subject to master netting or similar agreements.